Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001571949
Registrant Name	Intercontinental Exchange, Inc.
Registration File Number	333-277603
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES